DECOMMISSIONING AND RESTORATION LIABILITY (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Balance, beginning of year	$ 24,266	$ 23,045
Change in estimate of discounted cash flows	4,372	726
Accretion recorded during the year	562	495
Balance, end of the year	$ 29,200	$ 24,266